TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

5.TRADE AND OTHER RECEIVABLES

The trade and other receivables balance consists of:

	At December 31	At December 31
(in thousands)	2022	2021

Trade receivables	$3,184	$2,866
Receivables in MLJV and MWJV	508	533
Sales tax receivables	428	255
Sundry receivables	23	2
	$4,143	$3,656